2013 Private Placement - Series B Offering (Tables)	12 Months Ended
Dec. 31, 2014
Private Placement - Series B Offering Tables
Series B Preferred Stock, 2013 Private Placement
Proceeds from sale of Series B Preferred Stock:
Cash	$602,500
Converted note payable	275,000
Beneficial conversion on note payable	27,500
Trading securities	3,495,384
Accrued expenses settled in Series B Preferred Stock	57,196
Total gross proceeds	4,457,580
Less:
Offering costs	(81,536)
Fair value of warrants issued to Series B Preferred Stock purchasers	(2,224,778)
Fair value of warrants issued to Placement Agents	(23,608)

Net proceeds from sale of Series B Preferred Stock	$2,127,658